Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2017
Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	5 years
Patent [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	10 years
Minimum [Member] | Customer relationship and acquired technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	3 years
Minimum [Member] | Backlog, non-compete agreements and other intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	1 year
Maximum [Member] | Customer relationship and acquired technology [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	15 years
Maximum [Member] | Backlog, non-compete agreements and other intangibles [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life of intangible assets	10 years